Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

As at	December 31, 2020	December 31, 2019
Balance, beginning of year	$3,942	$4,068
Business acquisition (note 3)	1,171	—
Adjustment to goodwill on business acquisition	—	92
Goodwill included in dispositions	—	(29)
Reclassified to assets held for sale	—	(1)
Foreign exchange translation	(74)	(188)
Balance, end of year	$5,039	$3,942